BRANDON J. CAGE
Assistant Vice President
Insurance Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@pacificlife.com
April 25, 2008
Attention: EDGAR Filing Desk
 Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Value Edge Individual Flexible Premium
Deferred Variable Annuity (File Number 333-148891) funded by Separate Account A (File
Number 811-09203) of Pacific Life & Annuity Company
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Value Edge Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments and include financial information for Pacific Life and the Separate Account.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage